Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	September 30
	2012	2011

Unsecured note payable, with variable interest rate based
on 30-day LIBOR plus 69 basis point spread, with
provision for retirement on March 31, 2012	$-	$15,000,000
Unsecured note payable, with variable interest rate based on three month LIBOR(0.35% at September 30, 2012) plus
125basis point spread, with provision for retirement on
December 1, 2015	5,000,000	5,000,000
Unsecured senior note payable, at 7.66%, with provision for
retirement of $1,600,000 each year beginning December 1,
2014 through December 1, 2018	8,000,000	8,000,000

Total long-term debt	13,000,000	28,000,000
Less current maturities	-	(15,000,000)

Total long-term debt	$13,000,000	$13,000,000

Summary Of Aggregate Maturities Of Long-Term Debt

Year Ending
September 30	Maturities

2013	$-
2014	-
2015	1,600,000
2016	6,600,000
2017	1,600,000
Thereafter	3,200,000

Total	$13,000,000